UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                    as of December 31, 2015 (Unaudited)

Deutsche Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 89.0%
Massachusetts 86.5%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,776,647
Series A, 4.0%, 4/1/2028	3,435,000	3,782,519
Series A, 4.0%, 3/1/2029	2,500,000	2,769,700
Series A, Prerefunded, 4.75%, 4/1/2029	3,900,000	4,361,838
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,345,223
AMT, 8.0%, 9/1/2035*	960,000	10
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,174,403
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,552,873
Series A, 5.0%, 11/1/2030	500,000	587,030
Boston, MA, Water & Sewer Commission Revenue:
Series A, Prerefunded, 5.0%, 11/1/2025	2,000,000	2,258,680
Series A, 5.0%, 11/1/2030	1,270,000	1,431,671
Braintree, MA, General Obligation, Municipal Purpose Loan:
Prerefunded, 5.0%, 5/15/2026	7,645,000	8,644,278
Prerefunded, 5.0%, 5/15/2027	2,295,000	2,594,979
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	140,000	144,446
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,747,656
Series A, 5.25%, 7/1/2034	1,210,000	1,331,920
Series A, Prerefunded, 5.25%, 7/1/2034	490,000	542,513
Series B, 6.2%, 3/1/2016	360,000	362,344
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	12,806,059
Series C, ETM, 5.0%, 7/1/2016	75,000	76,758
Series B, 5.0%, 7/1/2035	3,970,000	4,493,881
Series A, 5.25%, 7/1/2021	2,000,000	2,412,760
Series C, ETM, 5.5%, 7/1/2017	165,000	176,707
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: NATL	2,600,000	2,656,810
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,156,680
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond, Series 18, 5.0%, 2/1/2040	3,000,000	3,469,710
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,559,150
Massachusetts, State College Building Authority Project Revenue:
Series A, Prerefunded, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	2,670,923
Series A, 5.5%, 5/1/2039	5,730,000	6,430,722
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,240,100
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	16,212,240
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance:
Series A2, 0.01% **, 1/1/2037, SPA: Bank of Tokyo-Mitsubishi UFJ	7,100,000	7,100,000
Series B, 5.0%, 1/1/2035	4,500,000	5,094,270
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,796,075
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,503,732
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,110,720
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,594,755
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,120,070
Series R-1, 5.0%, 7/1/2031	3,000,000	3,427,170
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series V-1, 5.0%, 10/1/2029	3,400,000	3,851,282
Series X, 5.0%, 10/1/2048	1,500,000	1,693,425
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group, Series H-1, 5.0%, 7/1/2031	2,000,000	2,286,740
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	562,315
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,650,975
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,553,525
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	327,629	1,900
Series A-2, 5.5%, 11/15/2046	65,870	56,904
Series A-1, 6.25%, 11/15/2026	1,235,770	1,213,712
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	554,570
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,885,075
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	500,000	574,105
Series L, 5.0%, 7/1/2041	2,000,000	2,281,920
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,153,130
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	4,012,890
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	9,135,217
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,926,160
5.0%, 9/1/2045	2,000,000	2,241,640
Massachusetts, State General Obligation:
Series A, 0.68% ***, 11/1/2018	5,000,000	5,008,950
Series A, 5.0%, 3/1/2034	5,000,000	5,563,050
Series A, 5.0%, 7/1/2036	10,000,000	11,916,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,623,676
Series A, 5.0%, 10/1/2037	9,860,000	10,496,562
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,455,081
Series E-1, 5.125%, 7/1/2038	1,500,000	1,589,985
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	763,784
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,510,000	1,725,130
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	6,188,270
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,468,320
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,305,802
5.375%, 7/1/2025	1,285,000	1,428,188
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,667,850
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,780,975
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, Prerefunded, 5.0%, 7/1/2038	1,965,000	2,090,092
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,462,720
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	11,187,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,716,390
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	11,170,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Prerefunded, 5.375%, 8/15/2038	3,000,000	3,345,900
Series M, 5.5%, 2/15/2027	1,705,000	2,197,506
Series M, 5.5%, 2/15/2028	3,000,000	3,897,300
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,694,475
Series B, 5.0%, 7/1/2034	1,350,000	1,525,027
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,485,802
Series A, 5.0%, 7/1/2040	3,500,000	4,100,180
Series B, 5.0%, 7/1/2040	8,500,000	9,574,740
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	4,008,760
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,010,950
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series A, Prerefunded, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,327,904
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.0%, 1/15/2031	4,480,000	5,381,062
Series A, 5.0%, 8/15/2037, INS: AMBAC	20,000	21,204
Series A, Prerefunded, 5.0%, 8/15/2037, INS: AMBAC	4,980,000	5,317,046
Series C, 5.0%, 8/15/2037	3,000,000	3,553,230
Series B, 5.25%, 10/15/2035	10,000,000	11,801,700
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program:
Series A, 5.0%, 6/1/2038	1,250,000	1,456,775
Series A, 5.0%, 6/1/2044	2,500,000	2,899,650
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,964,250
Massachusetts, State Water Pollution Abatement Trust:
Series 13, Prerefunded, 5.0%, 8/1/2025	5,000,000	5,336,000
Series 13, Prerefunded, 5.0%, 8/1/2026	5,000,000	5,336,000
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,680,080
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	115,469
Series 11, 5.0%, 8/1/2020	100,000	100,407
Massachusetts, State Water Resources Authority:
Series A-2, 0.01% **, 8/1/2037, SPA: TD Bank NA	100,000	100,000
Series A-3, 0.01% **, 8/1/2037, SPA: Wells Fargo Bank NA	1,300,000	1,300,000
Series A, 5.0%, 8/1/2036	2,500,000	2,884,450
Series B, 5.0%, 8/1/2036	3,500,000	4,082,750
Series A, 5.0%, 8/1/2039	5,115,000	5,726,345
Series B, 5.0%, 8/1/2039	7,500,000	8,396,400
Series A, 5.25%, 8/1/2026, INS: NATL	1,830,000	1,952,866
Series A, Prerefunded, 5.25%, 8/1/2026, INS: NATL	120,000	128,468
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,792,633
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	1,800,000	1,962,252
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,650,200
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,922,263
5.0%, 5/1/2030	1,595,000	1,842,002
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,482,681
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,736,800
University of Massachusetts, Building Authority Project Revenue:
Series 2009-1, 5.0%, 5/1/2034	3,280,000	3,639,455
Series 2009-1, Prerefunded, 5.0%, 5/1/2034	720,000	813,125
Series 1, 5.0%, 11/1/2036	6,035,000	7,186,297
		424,492,136
Guam 1.9%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,354,650
Series A, 5.75%, 12/1/2034	3,725,000	4,151,810
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	376,842
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	489,214
		9,372,516
Puerto Rico 0.4%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.0%, 8/1/2042	4,325,000	1,787,393
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,102,880
Total Municipal Bonds and Notes (Cost $404,218,376)		436,754,925
Underlying Municipal Bonds of Inverse Floaters (a) 17.6%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (b)	10,000,000	13,043,200
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.87%, 1/1/2024, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (b)	5,000,000	5,878,800
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.14%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, Prerefunded, 5.0%, 8/1/2026, INS: AGMC (b)	20,000,000	21,324,200
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 18.26%, 2/1/2017, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (b)	12,615,000	16,640,869
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.76%, 8/1/2026, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (b)	15,000,000	17,052,150
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.43%, 2/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (b)	10,000,000	12,219,100
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 20.02%, 8/1/2018, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $76,159,381)		86,158,319
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $480,377,757) †	106.6	522,913,244
Floating Rate Notes (a)	(9.3)	(45,695,000)
Other Assets and Liabilities, Net	2.7	13,522,305
Net Assets	100.0	490,740,549

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	10

*	Non-income producing security.
**	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2015.
***	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.
†	The cost for federal income tax purposes was $434,248,881. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $42,969,363. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,508,130 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,538,767.
(a)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$522,913,244	$—	$522,913,244
Total	$—	$522,913,244	$—	$522,913,244

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Massachusetts Tax-Free Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016